Note Payable - Related Party (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Note Payable - Related Party Tables
Maturities of debt	Maturities of this debt are as follows:
July 31, 2014	$-
July 31, 2015	-
November 1, 2015	76,404

$76,404
Maturities of this debt are as follows:
April 30, 2014	$-
April 30, 2015	-
November 1, 2015	68,926

$68,926